Earnings Per Share	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
EPS is calculated by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share ("diluted EPS") is calculated using income available to common shareholders divided by diluted weighted-average shares of common stock outstanding during each period. Potentially dilutive securities include shares of common stock underlying stock options and warrants. The following table sets forth the computations of basic and dilutive earnings per share:

	Fiscal Quarter Ended		Three Fiscal Quarters Ended
	October 1, 2013	October 2, 2012	October 1, 2013	October 2, 2012
Net income (in thousands):	$3,265	$133	$4,257	$3,604
Shares:
Basic weighted average shares outstanding	29,399,650	23,238,984	25,382,805	23,238,984
Dilutive stock options and warrants	1,663,563	149,745	1,145,199	11,761
Diluted weighted average number of shares outstanding	31,063,213	23,388,729	26,528,004	23,250,745
Earnings per share:
Basic EPS	$0.11	$0.01	$0.17	$0.16
Diluted EPS	$0.11	$0.01	$0.16	$0.16

In the third quarter of 2013 and 2012 and in the first three quarters of 2013 and 2012, zero and 172,831, and 488,018 and 2,552,951 outstanding options, respectively, were excluded from the diluted earnings per share calculation because their inclusion would be antidilutive. All outstanding warrants are dilutive and were included in the calculation of diluted earnings per share.

Earnings Per Share
EPS is calculated by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share ("diluted EPS") is calculated using income available to common shareholders divided by diluted weighted-average shares of common stock outstanding during each period. Potentially dilutive securities include shares of common stock underlying stock options and restricted common stock. Diluted EPS considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect. The following table sets forth the computations of basic and dilutive earnings per share:

	2012	2011	2010
Net income (in thousands)	$5,163	$3,829	$2,378
Shares:
Basic weighted average shares outstanding	23,238,984	23,237,698	24,386,059
Dilutive stock options and warrants	26,558	—	840,930
Diluted weighted average number of shares outstanding	23,265,542	23,237,698	25,226,989
Earnings per share:
Basic	$0.22	$0.16	$0.10
Diluted	$0.22	$0.16	$0.09

The Company excluded 590,617, 2,621,023 and 736,734 outstanding options from the diluted earnings per share calculation for 2012, 2011 and 2010, respectively, as the options were out of the money and to include them would have been antidilutive. All outstanding warrants were dilutive in the calculation of diluted earnings per share.